Offerings - Offering: 1	Nov. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	16,125,269
Proposed Maximum Offering Price per Unit	8.82
Maximum Aggregate Offering Price	$ 142,224,872.58
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,641.25
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement also covers such an indeterminate amount of shares of common stock as may become issuable to prevent dilution resulting from stock splits, stock dividends and similar events. (2) The amount registered consists of up to (i) 13,368,164 shares of Common Stock held by certain selling stockholders, (ii) 1,402,092 shares of Common Stock issuable upon the exercise of pre-funded warrants held by certain selling stockholders and (iii) 1,355,013 shares of Common Stock previously issued to a certain selling stockholder. (3) Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of common stock on The Nasdaq Global Market on November 7, 2025 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission, in accordance with Rule 457(c) under the Securities Act).